Schedule of Investments (unaudited)
June 30, 2021
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 09/20/40(a)	USD	170	$ 178,692
Total Asset-Backed Securities — 0.0% (Cost: $170,269)			178,692
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 13.7%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, 08/10/35(a)		945	1,034,712
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (1 mo. LIBOR US + 0.88%), 0.95%, 09/15/34(a)(b)		3,928	3,928,002
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class C, 3.72%, 05/15/53(a)(b)		400	416,608
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class B, 3.49%, 04/14/33(a)		2,164	2,316,476
Series 2018-DSNY, Class A, (1 mo. LIBOR US + 0.85%), 0.92%, 09/15/34(a)(b)		665	665,209
BANK, Series 2018-BN11, Class B, 4.50%, 03/15/61(b)		1,769	1,997,596
BFLD, Series 2019-DPLO, Class A, (1 mo. LIBOR US + 1.09%), 1.16%, 10/15/34(a)(b)		70	70,088
BFLD TRUST Mortgage-Backed Securities, Series 2020-EYP, Class A, (1 mo. LIBOR US + 1.15%), 1.22%, 10/15/35(a)(b)		2,778	2,795,278
BWAY Mortgage Trust, Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		3,920	4,194,998
BX Commercial Mortgage Trust
Series 2019-XL, Class A, (1 mo. LIBOR US + 0.92%), 0.99%, 10/15/36(a)(b)		2,000	2,002,344
Series 2019-XL, Class D, (1 mo. LIBOR US + 1.45%), 1.52%, 10/15/36(a)(b)		3,802	3,805,806
Series 2020-FOX, Class D, (1 mo. LIBOR US + 2.10%), 2.17%, 11/15/32(a)(b)		3,042	3,053,114
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)		4,980	5,230,998
Series 2021-VINO, Class A, (1 mo. LIBOR US + 0.65%), 0.73%, 05/15/38(a)(b)		1,200	1,199,640
Series 2021-VINO, Class B, (1 mo. LIBOR US + 0.85%), 0.93%, 05/15/38(a)(b)		910	909,728
BX Trust
Series 2018-BILT, Class A, (1 mo. LIBOR US + 0.80%), 0.87%, 05/15/30(a)(b)		442	442,545
Series 2019-OC11, Class A, 3.20%, 12/09/41(a)		5,432	5,851,693
Series 2019-OC11, Class D, 4.08%, 12/09/41(a)(b)		1,489	1,593,111
Series 2021-SOAR, Class A, (1 mo. LIBOR US + 0.67%), 0.77%, 06/15/38(a)(b)		4,150	4,153,735
CD Mortgage Trust, Series 2018-CD7, Class C, 5.01%, 08/15/51(b)		1,800	2,008,724
CFK Trust, Series 2020-MF2, Class B, 2.79%, 03/15/39(a)		1,254	1,282,530
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.37%, 03/13/35(a)		4,700	4,869,075
CHT Mortgage Trust, Series 2017-CSMO, Class A, (1 mo. LIBOR US + 0.93%), 1.00%, 11/15/36(a)(b)		715	715,665
Citigroup Commercial Mortgage Trust
Series 2016-P6, Class B, 4.38%, 12/10/49(b)		895	986,956
Series 2020-420K, Class B, 2.86%, 11/10/42(a)		130	132,953
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.87%, 11/10/31(a)(b)		2,005	2,073,466
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust
Series 2013-WWP, Class A2, 3.42%, 03/10/31(a)	USD	1,950	$ 2,036,548
Series 2014-LC15, Class A4, 4.01%, 04/10/47		2,025	2,182,056
Series 2014-UBS2, Class A5, 3.96%, 03/10/47		1,215	1,306,570
Series 2015-CR27, Class B, 4.49%, 10/10/48(b)		2,917	3,187,697
Series 2015-LC23, Class ASB, 3.60%, 10/10/48		3,311	3,504,593
Series 2017-COR2, Class AM, 3.80%, 09/10/50		404	447,048
Series 2017-PANW, Class A, 3.24%, 10/10/29(a)		3,960	4,118,984
Series 2019-521F, Class B, (1 mo. LIBOR US + 1.10%), 1.17%, 06/15/34(a)(b)		1,304	1,283,260
Credit Suisse Mortgage Capital Trust
Series 2020-NET, Class A, 2.26%, 08/15/37(a)		1,207	1,246,067
Series 2020-NET, Class C, 3.53%, 08/15/37(a)		266	281,130
CSAIL Commercial Mortgage Trust
Series 2018-CX11, Class A5, 4.03%, 04/15/51(b)		1,003	1,131,808
Series 2019-C16, Class A3, 3.33%, 06/15/52		3,124	3,412,344
Series 2019-C17, Class C, 3.93%, 09/15/52		1,203	1,281,573
DBGS Mortgage Trust, Series 2018-5BP, Class D, (1 mo. LIBOR US + 1.35%), 1.57%, 06/15/33(a)(b)		2,307	2,298,315
FRESB Mortgage Trust
Series 2019-SB60, Class A10F, 3.31%, 01/25/29(b)		2,792	2,955,986
Series 2019-SB61, Class A10F, 3.17%, 01/25/29(b)		1,980	2,088,698
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A, (1 mo. LIBOR US + 0.80%), 0.87%, 02/15/38(a)(b)		960	961,142
Grace Mortgage Trust, Series 2020-GRCE, Class B, 2.60%, 12/10/40(a)		900	922,629
Great Wolf Trust, Series 2019-WOLF, Class A, (1 mo. LIBOR US + 1.03%), 1.11%, 12/15/36(a)(b)		2,961	2,962,835
GS Mortgage Securities Corp. II
Series 2005-ROCK, Class A, 5.37%, 05/03/32(a)		910	1,037,357
Series 2005-ROCK, Class F, 5.52%, 05/03/32(a)		706	799,509
GS Mortgage Securities Trust
Series 2012-GCJ9, Class C, 4.45%, 11/10/45(a)(b)		300	308,271
Series 2015-GC34, Class B, 4.47%, 10/10/48(b)		1,500	1,638,462
Series 2020-TWN3, Class A, (1 mo. LIBOR US + 2.00%), 2.07%, 11/15/37(a)(b)		5,300	5,326,720
Series 2021-ROSS, Class A, (1 mo. LIBOR US + 1.15%), 1.22%, 05/15/26(a)(b)		730	730,249
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1 mo. LIBOR US + 1.15%), 1.22%, 05/15/38(a)(b)		100	100,425
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.56%, 07/10/39(a)(b)		669	704,998
IMT Trust, Series 2017-APTS, Class BFX, 3.61%, 06/15/34(a)(b)		2,425	2,554,289
Independence Plaza Trust, Series 2018-INDP, Class A, 3.76%, 07/10/35(a)		349	369,896
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class ASB, 3.66%, 09/15/47		3,852	4,045,563
Series 2016-C1, Class ASB, 3.32%, 03/15/49		3,056	3,230,632
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A, 2.95%, 09/06/38(a)(b)		1,790	1,908,434
Series 2018-AON, Class A, 4.13%, 07/05/31(a)		865	917,502
Series 2020-609M, Class A, (1 mo. LIBOR US + 1.37%), 1.44%, 10/15/33(a)(b)		2,000	2,004,983
Series 2020-609M, Class D, (1 mo. LIBOR US + 2.77%), 2.84%, 10/15/33(a)(b)		600	602,063
Series 2020-MKST, Class B, (1 mo. LIBOR US + 1.05%), 1.12%, 12/15/36(a)(b)		1,540	1,535,438

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2021-2NU, Class A, 1.97%, 01/05/40(a)	USD	1,210	$ 1,217,628
KKR Industrial Portfolio Trust
Series 2020-AIP, Class A, (1 mo. LIBOR US + 1.04%), 1.11%, 03/15/37(a)(b)		599	599,362
Series 2021-KDIP, Class B, (1 mo. LIBOR US + 0.80%), 0.87%, 12/15/37(a)(b)		220	219,934
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A2, 2.58%, 03/10/49(a)		2,386	2,417,582
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.04%, 11/15/46		1,170	1,252,358
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class ASB, 3.34%, 03/15/49		3,545	3,748,139
Series 2018-H3, Class B, 4.62%, 07/15/51(b)		739	839,664
Series 2018-MP, Class A, 4.42%, 07/11/40(a)(b)		1,000	1,129,602
Series 2018-SUN, Class A, (1 mo. LIBOR US + 0.90%), 0.97%, 07/15/35(a)(b)		1,910	1,911,155
MSCG Trust
Series 2018-SELF, Class A, (1 mo. LIBOR US + 0.90%), 0.97%, 10/15/37(a)(b)		661	661,412
Series 2018-SELF, Class C, (1 mo. LIBOR US + 1.18%), 1.25%, 10/15/37(a)(b)		2,015	2,016,238
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA, 3.50%, 08/25/57(b)		2,301	2,417,689
Series 2018-4, Class MA, 3.50%, 03/25/58		2,386	2,508,721
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class ASB, 3.57%, 09/15/58		3,224	3,418,383
Series 2015-NXS3, Class ASB, 3.37%, 09/15/57		3,413	3,618,104
Series 2015-P2, Class AS, 4.01%, 12/15/48		1,605	1,758,814
Series 2017-C41, Class B, 4.19%, 11/15/50(b)		1,304	1,406,111
Series 2021-FCMT, Class A, (1 mo. LIBOR US + 1.20%), 1.27%, 05/15/31(a)(b)		3,516	3,524,599
WFRBS Commercial Mortgage Trust
Series 2012-C8, Class AFL, (1 mo. LIBOR US + 1.00%), 1.08%, 08/15/45(a)(b)		2,421	2,422,395
Series 2014-C21, Class A4, 3.41%, 08/15/47		2,624	2,762,672
Series 2014-LC14, Class A4, 3.77%, 03/15/47		5,374	5,684,449
			168,690,135
Interest Only Commercial Mortgage-Backed Securities — 0.8%
BANK
Series 2020-BN29, Class XA, 1.46%, 11/15/53(b)		4,328	446,148
Series 2021-BN33, Class XA, 1.18%, 05/15/64(b)		15,878	1,299,214
Benchmark Mortgage Trust
Series 2020-B20, Class XA, 1.74%, 10/15/53(b)		23,072	2,501,176
Series 2020-B21, Class XA, 1.57%, 12/17/53(b)		3,867	420,227
Commercial Mortgage Trust, Series 2014-LC17, Class XA, 0.89%, 10/10/47(b)		45,749	858,900
CSAIL Commercial Mortgage Trust, Series 2019-C16, Class XA, 1.72%, 06/15/52(b)		13,028	1,302,197
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 02/25/48(a)		109,196	15,113
UBS Commercial Mortgage Trust, Series 2019-C17, Class XA, 1.63%, 10/15/52(b)		10,311	988,540
Wells Fargo Commercial Mortgage Trust
Series 2018-C44, Class XA, 0.90%, 05/15/51(b)		8,619	358,664
Series 2020-C58, Class XA, 2.01%, 07/15/53(b)		4,724	650,000
Series 2021-C59, Class XA, 1.69%, 04/15/54(b)		4,008	469,573
			9,309,752
Total Non-Agency Mortgage-Backed Securities — 14.5% (Cost: $175,599,894)			177,999,887
Security		Par (000)	Value
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.5%
Fannie Mae
Series 2010-134, Class KZ, 4.50%, 12/25/40	USD	532	$ 558,646
Series 2010-141, Class LZ, 4.50%, 12/25/40		757	802,768
Series 2011-131, Class LZ, 4.50%, 12/25/41		434	457,181
Series 2011-8, Class ZA, 4.00%, 02/25/41		1,032	1,105,638
Series 2013-81, Class YK, 4.00%, 08/25/43		200	229,238
Series 2017-76, Class PB, 3.00%, 10/25/57		900	953,857
Series 2018-21, Class CA, 3.50%, 04/25/45		2,049	2,103,961
Series 2018-32, Class PS, (1 mo. LIBOR US + 7.23%), 7.13%, 05/25/48(b)		3,285	3,663,858
Freddie Mac
Series 3745, Class ZA, 4.00%, 10/15/40		347	387,277
Series 3780, Class ZA, 4.00%, 12/15/40		1,237	1,411,466
Series 3960, Class PL, 4.00%, 11/15/41		900	1,029,653
Series 4161, Class BW, 2.50%, 02/15/43		1,400	1,475,659
Series 4384, Class LB, 3.50%, 08/15/43		1,400	1,521,188
Ginnie Mae
Series 2014-107, Class WX, 6.78%, 07/20/39(b)		574	669,258
Series 2016-123, Class LM, 3.00%, 09/20/46(c)		600	637,258
Series 2019-5, Class P, 3.50%, 07/20/48		871	920,990
			17,927,896
Interest Only Collateralized Mortgage Obligations — 1.5%
Fannie Mae
Series 2013-10, Class PI, 3.00%, 02/25/43		1,422	127,796
Series 2014-68, Class YI, 4.50%, 11/25/44		691	121,974
Series 2015-66, Class AS, (1 mo. LIBOR US + 6.25%), 6.16%, 09/25/45(b)		4,390	766,953
Series 2015-74, Class IA, 6.00%, 10/25/45(c)		5,901	1,350,054
Series 2015-77, Class IO, 6.00%, 10/25/45(c)		6,987	1,641,929
Series 2016-60, Class SD, (1 mo. LIBOR US + 6.10%), 6.01%, 09/25/46(b)		1,862	320,455
Series 2016-78, Class CS, (1 mo. LIBOR US + 6.10%), 6.01%, 05/25/39(b)		2,424	450,743
Series 2017-38, Class S, (1 mo. LIBOR US + 6.10%), 6.01%, 05/25/47(b)		3,012	605,435
Series 2017-68, Class IE, 4.50%, 09/25/47		2,857	426,910
Series 2017-70, Class SA, (1 mo. LIBOR US + 6.15%), 6.06%, 09/25/47(b)		1,934	412,257
Series 2019-25, Class SA, (1 mo. LIBOR US + 6.05%), 5.96%, 06/25/49(b)		4,892	924,894
Series 2019-35, Class SA, (1 mo. LIBOR US + 6.10%), 6.01%, 07/25/49(b)		1,726	316,980
Series 2019-5, Class SA, (1 mo. LIBOR US + 6.10%), 6.01%, 03/25/49(b)		12,818	2,394,873
Series 2020-32, Class IO, 4.00%, 05/25/50		3,299	480,584
Series 2020-32, Class PI, 4.00%, 05/25/50		3,424	496,876
Series 2021-41, Class IO, 3.50%, 07/25/51		7,200	1,113,750
Freddie Mac
Series 4062, Class GI, 4.00%, 02/15/41		431	32,595
Series 4119, Class SC, (1 mo. LIBOR US + 6.15%), 6.08%, 10/15/42(b)		2,428	452,746
Series 4533, Class JI, 5.00%, 12/15/45		1,163	228,458
Series 4901, Class CS, (1 mo. LIBOR US + 6.10%), 6.01%, 07/25/49(b)		3,023	539,167
Series 4941, Class SH, (1 mo. LIBOR US + 5.95%), 5.86%, 12/25/49(b)		7,177	1,219,787
Ginnie Mae
Series 2017-101, Class SL, (1 mo. LIBOR US + 6.20%), 6.11%, 07/20/47(b)		2,673	524,045
Series 2017-139, Class IB, 4.50%, 09/20/47		1,417	224,591

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
Ginnie Mae
Series 2017-144, Class DI, 4.50%, 09/20/47	USD	1,011	$ 164,293
Series 2020-115, Class IM, 3.50%, 08/20/50		3,733	500,908
Series 2020-146, Class DI, 2.50%, 10/20/50		4,311	544,374
Series 2020-162, Class TI, 2.50%, 10/20/50		7,696	973,099
Series 2020-175, Class DI, 2.50%, 11/20/50		1,549	196,352
Series 2020-185, Class MI, 2.50%, 12/20/50		5,162	686,932
			18,239,810
Interest Only Commercial Mortgage-Backed Securities — 1.0%
Fannie Mae, Series 2020-M21, Class AX, 1.94%, 01/25/58(b)		5,445	962,991
Freddie Mac
Series K094, Class X1, 1.02%, 06/25/29(b)		4,310	271,396
Series K104, Class X1, 1.25%, 02/25/52(b)		4,216	354,547
Series K105, Class X1, 1.65%, 03/25/53(b)		15,312	1,753,201
Series K107, Class X1, 1.71%, 01/25/30(b)		3,756	451,115
Series K109, Class X1, 1.70%, 04/25/30(b)		2,873	343,310
Series K110, Class X1, 1.82%, 04/25/30(b)		1,202	153,571
Series K113, Class X1, 1.49%, 06/25/30(b)		4,900	530,043
Series K115, Class X1, 1.43%, 06/25/30(b)		5,931	620,051
Series K116, Class X1, 1.53%, 07/25/30(b)		2,092	230,407
Series K119, Class X1, 1.03%, 09/25/30(b)		3,321	247,619
Series K120, Class X1, 1.13%, 10/25/30(b)		20,915	1,726,093
Series K122, Class X1, 0.97%, 11/25/30(b)		5,081	363,369
Ginnie Mae
Series 2013-63, Class IO, 0.76%, 09/16/51(b)		13,219	376,218
Series 2016-105, Class IO, 0.81%, 10/16/57(b)		12,412	517,645
Series 2016-151, Class IO, 1.02%, 06/16/58(b)		38,299	2,185,787
Series 2016-45, Class IO, 0.89%, 02/16/58(b)		10,769	536,477
Series 2017-53, Class IO, 0.62%, 11/16/56(b)		9,387	387,117
Series 2017-61, Class IO, 0.74%, 05/16/59(b)		2,524	132,209
Series 2017-64, Class IO, 0.75%, 11/16/57(b)		9,054	482,803
			12,625,969
Mortgage-Backed Securities — 167.6%
Fannie Mae Mortgage-Backed Securities
2.00%, 10/01/31 - 03/01/32		1,830	1,893,838
2.50%, 09/01/27 - 12/01/35		26,876	28,291,622
3.00%, 04/01/28 - 08/01/50(d)		50,280	53,008,630
3.50%, 03/01/29 - 06/01/49		28,111	29,992,254
4.00%, 02/01/31 - 03/01/51		110,464	117,629,677
4.50%, 05/01/24 - 02/01/50		27,866	30,366,033
5.00%, 02/01/35 - 01/01/49		10,580	11,893,983
5.50%, 05/01/34 - 05/01/44		4,024	4,650,255
6.00%, 02/01/38 - 07/01/41		2,455	2,906,008
6.50%, 07/01/37 - 01/01/38		30	34,093
Freddie Mac Mortgage-Backed Securities
2.50%, 02/01/30 - 04/01/31		2,554	2,686,751
3.00%, 09/01/27 - 09/01/50		68,333	72,451,788
3.50%, 02/01/31 - 08/01/50		45,928	49,653,917
4.00%, 08/01/40 - 06/01/50		33,100	36,006,933
4.50%, 05/01/24 - 09/01/48		1,297	1,429,055
5.00%, 05/01/28 - 03/01/49		4,516	5,059,335
5.50%, 01/01/28 - 06/01/41		950	1,095,766
6.00%, 08/01/28 - 11/01/39		417	490,588
Ginnie Mae Mortgage-Backed Securities
2.00%, 07/15/51(e)		60,047	61,154,117
2.50%, 07/15/51(e)		53,111	54,962,001
3.00%, 12/20/44 - 07/15/51(e)		151,793	158,366,694
3.50%, 01/15/42 - 07/15/51(d)(e)		47,716	50,465,488
4.00%, 04/20/39 - 07/15/51(e)		23,439	25,022,098
4.50%, 09/20/39 - 08/20/50		10,418	11,292,167
5.00%, 07/15/33 - 07/15/51(e)		7,035	7,669,689
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities
5.50%, 07/15/38 - 12/20/41	USD	604	$ 704,199
Uniform Mortgage-Backed Securities
1.50%, 07/01/36(e)		24,957	25,257,751
2.00%, 07/01/36 - 07/01/51(e)		632,392	638,473,889
2.50%, 07/01/36 - 07/01/51(e)		432,337	446,834,032
3.00%, 07/01/36 - 07/01/51(e)		22,999	23,987,628
3.50%, 07/01/36 - 07/01/51(e)		33,034	34,833,645
4.00%, 07/01/51(e)		56,700	60,393,313
4.50%, 07/01/51(e)		644	692,803
5.00%, 07/01/51(e)		8,883	9,735,213
			2,059,385,253
Total U.S. Government Sponsored Agency Securities — 171.6% (Cost: $2,110,362,004)			2,108,178,928
Total Long-Term Investments — 186.1% (Cost: $2,286,132,167)			2,286,357,507
Shares
Short-Term Securities
Money Market Funds — 0.4%
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.01%(f)	5,216,010	5,216,010
		Par (000)
U.S. Treasury Obligations(g) — 39.7%
U.S. Treasury Bills
0.03%, 10/21/21	USD	127,986	127,967,086
0.03%, 10/28/21		3,260	3,259,407
0.03%, 11/04/21		86,655	86,638,824
0.02%, 11/12/21		39,858	39,850,879
0.01%, 11/18/21		89,440	89,423,131
0.03%, 11/26/21		33,992	33,985,293
0.01%, 12/02/21		3,642	3,641,195
0.04%, 12/09/21		1,766	1,765,592
0.03%, 12/16/21		22,172	22,166,568
0.05%, 12/23/21		15,841	15,836,816
0.01%, 12/30/21		63,353	63,336,025
			487,870,816
Total Short-Term Securities — 40.1% (Cost: $493,125,075)			493,086,826
Total Investments Before TBA Sale Commitments — 226.2% (Cost: $2,779,257,242)			2,779,444,333
TBA Sale Commitments(e)
Mortgage-Backed Securities — (73.9)%
Ginnie Mae Mortgage-Backed Securities
2.50%, 07/15/51		242	(250,432)
3.00%, 07/15/51		37,823	(39,463,721)
3.50%, 07/15/51		579	(607,803)
4.00%, 07/15/51		498	(525,876)
4.50%, 07/15/51		2,816	(3,000,800)
Uniform Mortgage-Backed Securities
2.00%, 07/01/51		435,027	(438,741,390)
2.50%, 07/01/36 - 07/01/51		219,209	(226,729,577)
3.00%, 07/01/36 - 07/01/51		55,637	(57,993,820)
3.50%, 07/01/36 - 07/01/51		4,501	(4,752,210)

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 07/01/51	USD	120,938	$ (128,796,426)
4.50%, 07/01/51		6,666	(7,171,158)
Total TBA Sale Commitments — (73.9)% (Proceeds: $(908,581,450))			(908,033,213)
Total Investments — 152.3% (Cost: $1,870,675,792)			1,871,411,120
Liabilities in Excess of Other Assets — (52.3)%			(642,637,136)
Net Assets — 100.0%			$ 1,228,773,984
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(e)	Represents or includes a TBA transaction.
(f)	Annualized 7-day yield as of period end.
(g)	Rates are discount rates or a range of discount rates as of period end.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Ultra Treasury Bonds	4	09/21/21	$ 771	$ 6,403
Short Contracts
Euro Dollar	18	09/13/21	4,494	(2,728)
U.S. Treasury Bonds (30 Year)	32	09/21/21	5,144	(119,935)
U.S. Treasury Notes (10 Year)	109	09/21/21	14,442	(69,743)
U.S. Ultra Treasury Notes (10 Year)	44	09/21/21	6,477	(84,634)
U.S. Treasury Notes (2 Year)	80	09/30/21	17,625	29,639
U.S. Treasury Notes (5 Year)	242	09/30/21	29,870	(39,791)
Euro Dollar	18	12/13/21	4,491	(6,663)
Euro Dollar	18	03/14/22	4,491	(6,375)
Euro Dollar	9	06/13/22	2,244	(351)
Euro Dollar	9	09/19/22	2,242	2,687
Euro Dollar	9	12/19/22	2,238	1,563
Euro Dollar	9	03/13/23	2,236	2,350
				(293,981)
				$ (287,578)
Centrally Cleared Interest Rate Swaps
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1.65%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	08/15/21	USD	2,000	$ (15,820)	$ 23	$ (15,843)
1.68%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	06/24/22	USD	15,500	(233,427)	181	(233,608)
1.72%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	06/26/22	USD	4,400	(68,035)	51	(68,086)
1.84%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	07/18/22	USD	8,000	(202,796)	94	(202,890)

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series M Portfolio
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month LIBOR, 0.15%	Quarterly	1.62%	Semi-Annual	07/21/22	USD	20,000	$ 439,988	$ —	$ 439,988
3-month LIBOR, 0.15%	Quarterly	1.63%	Semi-Annual	07/21/22	USD	8,000	177,438	—	177,438
1.81%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	07/25/22	USD	4,500	(111,940)	53	(111,993)
1.78%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	07/26/22	USD	9,700	(237,556)	114	(237,670)
3-month LIBOR, 0.15%	Quarterly	1.60%	Semi-Annual	08/04/22	USD	18,700	403,544	90	403,454
1.53%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	08/08/22	USD	15,500	(319,017)	182	(319,199)
3-month LIBOR, 0.15%	Quarterly	1.42%	Semi-Annual	09/10/22	USD	5,300	100,792	25	100,767
0.05%	At Termination	1-day Overnight Fed Funds Effective Rate, 0.08%	At Termination	10/21/22	USD	308	322	—	322
Secured Overnight Financing Rate, 0.01%	At Termination	0.05%	At Termination	10/21/22	USD	308	(133)	—	(133)
0.18%	At Termination	1-day Overnight Fed Funds Effective Rate, 0.08%	At Termination	10/21/25	USD	232	4,704	—	4,704
Secured Overnight Financing Rate, 0.01%	At Termination	0.17%	At Termination	10/21/25	USD	232	(4,410)	—	(4,410)
1.61%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	10/01/29	USD	6,300	(173,542)	98	(173,640)
0.56%	At Termination	1-day Overnight Fed Funds Effective Rate, 0.08%	At Termination	10/21/30	USD	83	4,451	—	4,451
Secured Overnight Financing Rate, 0.01%	At Termination	0.53%	At Termination	10/21/30	USD	83	(4,370)	—	(4,370)
							$ (239,807)	$ 911	$ (240,718)
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premiun Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	USD	3,976	$ 349,298	$ 184,318	$ 164,980
CMBX.NA.10.BBB-	3.00	Monthly	Goldman Sachs International	11/17/59	USD	4,174	366,763	203,014	163,749
							$ 716,061	$ 387,332	$ 328,729
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	Not Rated	USD	8,000	$ (618,137)	$ (928,043)	$ 309,906
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	Not Rated	USD	10,400	(803,577)	(457,262)	(346,315)
CMBX.NA.10.BBB-	3.00	Monthly	Goldman Sachs International	11/17/59	BBB-	USD	4,397	(386,365)	(309,943)	(76,422)
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	3,753	(329,696)	(266,536)	(63,160)
								$ (2,137,775)	$ (1,961,784)	$ (175,991)
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series M Portfolio
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 178,692	$ —	$ 178,692
Non-Agency Mortgage-Backed Securities	—	177,999,887	—	177,999,887
U.S. Government Sponsored Agency Securities	—	2,104,549,687	3,629,241	2,108,178,928
Short-Term Securities
Money Market Funds	5,216,010	—	—	5,216,010
U.S. Treasury Obligations	—	487,870,816	—	487,870,816
Liabilities
TBA Sale Commitments	—	(908,033,213)	—	(908,033,213)
	$ 5,216,010	$ 1,862,565,869	$ 3,629,241	$ 1,871,411,120
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 638,635	$ —	$ 638,635
Interest Rate Contracts	42,642	1,131,124	—	1,173,766
Liabilities
Credit Contracts	—	(485,897)	—	(485,897)
Interest Rate Contracts	(330,220)	(1,371,842)	—	(1,702,062)
	$ (287,578)	$ (87,980)	$ —	$ (375,558)
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
IO	Interest Only
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
TBA	To-be-Announced